Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Balance as of December 31, 2021	$ 77
Increase related to tax position taken	0
Balance as of December 31, 2022	$ 77